                   VAN KAMPEN HIGH INCOME CORPORATE BOND FUND
                        SUPPLEMENT DATED MARCH 28, 2002
                   TO THE CLASS A SHARES, CLASS B SHARES AND
                           CLASS C SHARES PROSPECTUS
                            DATED DECEMBER 28, 2001

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    HYI SPT 3/02
                                                                      28 128 228
                                                                       650445SPT